Statements of Consolidated Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
OPERATING ACTIVITIES
Net income	$ 865,887	$ 752,561	$ 631,034
Adjustments to reconcile net income to net operating cash:
Depreciation	169,087	158,763	152,217
Amortization of intangible assets	29,858	29,031	26,985
Impairment of trademarks and goodwill			4,086
Provisions for environmental-related matters	36,046	(2,751)	6,736
Provisions for qualified exit costs	13,578	4,682	2,734
Deferred income taxes	(19,038)	27,775	(10,422)
Defined benefit pension plans net cost	990	20,641	20,309
Stock-based compensation expense	64,735	58,004	54,348
Net (decrease) increase in postretirement liability	(718)	5,233	3,666
Decrease in non-traded investments	63,365	57,261	72,861
Loss on disposition of assets	1,436	5,207	3,454
Other	203	(27,214)	(18,349)
Change in working capital accounts:
(Increase) in accounts receivable	(80,252)	(41,473)	(33,578)
(Increase) decrease in inventories	(101,112)	25,031	19,929
Increase (decrease) in accounts payable	78,603	34,685	(51,124)
Increase (decrease) in accrued taxes	13,187	11,314	(70,264)
Increase in accrued compensation and taxes withheld	29,513	24,435	63,697
(Decrease) increase in refundable income taxes	(36,601)	13,244	(32,967)
DOL settlement accrual		(80,000)	80,000
Other	(20,029)	43,804	11,000
Costs incurred for environmental-related matters	(9,676)	(12,539)	(31,689)
Costs incurred for qualified exit costs	(10,882)	(7,419)	(4,577)
Other	(6,652)	(16,509)	(12,200)
Net operating cash	1,081,528	1,083,766	887,886
Investing Activities
Capital expenditures	(200,545)	(166,680)	(157,112)
Acquisitions of businesses, net of cash acquired		(79,940)	(99,242)
Proceeds from sale of assets	1,516	3,045	9,677
Increase in other investments	(111,021)	(94,739)	(95,778)
Net investing cash	(310,050)	(338,314)	(342,455)
FINANCING ACTIVITIES
Net increase (decrease) in short-term borrowings	591,423	31,634	(284,839)
Proceeds from long-term debt	1,474	473	999,697
Payments of long-term debt	(500,661)	(10,932)	(14,000)
Payments of cash dividends	(215,263)	(204,978)	(160,939)
Proceeds from stock options exercised	100,069	69,761	221,126
Income tax effect of stock-based compensation exercises and vesting	68,657	47,527	104,858
Treasury stock purchased	(1,488,663)	(769,271)	(557,766)
Other	(24,111)	(17,522)	(21,559)
Net financing cash	(1,467,075)	(853,308)	286,578
Effect of exchange rate changes on cash	(8,560)	(9,845)	(2,115)
Net (decrease) increase in cash and cash equivalents	(704,157)	(117,701)	829,894
Cash and cash equivalents at beginning of year	744,889	862,590	32,696
Cash and cash equivalents at end of year	40,732	744,889	862,590
Taxes paid on income	310,039	200,748	223,329
Interest paid on debt	$ 67,306	$ 61,045	$ 41,551